Consolidated Statements of Shareholders' Equity Statement - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Employee Benefit Trust	Accumulated Other Comprehensive Loss	Common Stock in Treasury	Noncontrolling Interest
Beginning balance at Dec. 31, 2015		$ 691.3	$ 5,552.1	$ 16,011.8	$ (3,013.2)	$ (4,580.7)	$ (90.0)	$ 19.0
Beginning balance (in shares) at Dec. 31, 2015		1,106,063					796
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss)				2,737.6				16.3
Other comprehensive income (loss), net of tax	$ (693.3)					(693.3)		48.2
Cash dividends declared				(2,167.6)
Retirement of treasury shares, shares		(7,306)					(7,306)
Retirement of treasury shares		$ (4.6)		(535.5)			$ 540.1
Purchase of treasury shares, shares							7,306
Purchase of treasury shares	(540.1)		(60.0)				$ (540.1)
Issuance of stock under employee stock plans, net, shares		2,829					(85)
Issuance of stock under employee stock plans, net		$ 1.8	(106.8)				$ 9.5
Stock-based compensation			255.3
Other	(10.7)
Ending balance (in shares) at Dec. 31, 2016		1,101,586					711
Ending balance at Dec. 31, 2016		$ 688.5	5,640.6	16,046.3	(3,013.2)	(5,274.0)	$ (80.5)	72.8
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss)				(204.1)				30.5
Other comprehensive income (loss), net of tax	199.0					199.0		(24.5)
Cash dividends declared				(2,234.6)
Retirement of treasury shares, shares		(4,390)					(4,390)
Retirement of treasury shares		$ (2.7)		(357.1)			$ 359.8
Purchase of treasury shares, shares							4,390
Purchase of treasury shares	(359.8)		60.0				$ (359.8)
Issuance of stock under employee stock plans, net, shares		3,476					(47)
Issuance of stock under employee stock plans, net		$ 2.1	(164.1)				$ 4.7
Stock-based compensation			281.3
Other	(3.1)
Ending balance (in shares) at Dec. 31, 2017		1,100,672					664
Ending balance at Dec. 31, 2017	11,667.9	$ 687.9	5,817.8	13,894.1	(3,013.2)	(5,718.6)	$ (75.8)	75.7
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss)				3,232.0				3.7
Other comprehensive income (loss), net of tax	72.6					85.6		(2.0)
Cash dividends declared				(2,372.0)
Retirement of treasury shares, shares		(45,882)					(45,882)
Retirement of treasury shares		$ (28.7)		(4,122.0)			$ 4,150.7
Purchase of treasury shares, shares							45,882
Purchase of treasury shares	(4,150.0)						$ (4,150.7)
Issuance of stock under employee stock plans, net, shares		2,849					(60)
Issuance of stock under employee stock plans, net		$ 1.8	(139.0)				$ 6.4
Stock-based compensation			279.5
Sale of Elanco Stock (Note 20)			629.2			9.0		1,017.2
Other				(3.9)				(14.2)
Ending balance (in shares) at Dec. 31, 2018		1,057,639					604
Ending balance at Dec. 31, 2018	$ 10,909.1	$ 661.0	$ 6,583.6	$ 11,395.9	$ (3,013.2)	(5,729.2)	$ (69.4)	$ 1,080.4
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Reclassification of stranded tax effects and Adoption of new accounting standards (Note 2)						$ (105.2)